Notes on the Consolidated Balance Sheets - Long-term debt (Details)	Jul. 01, 2019 EUR (€)	Jul. 01, 2019 USD ($)	Mar. 28, 2018	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jul. 01, 2019 USD ($)	Jun. 30, 2019 EUR (€)
Term loan
Disclosure of detailed information about borrowings [line items]
Line of credit facility, outstanding amount | €	€ 11,447,000
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, outstanding amount | €				€ 0			€ 0
Spark Networks and Silicon Valley Bank senior facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term			4 years
$125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount of borrowing capacity	110,000,000					$ 125,000,000
Facility fee payable	€ 3,533,000	$ 4,010,000
Borrowings maturity, term	4 years	4 years
Discount rate	3.00%					3.00%
Debt discount	€ 3,172,000					$ 3,600,000
Facility fee payable, transaction costs	2,747,000					3,118,000
Facility fee payable, initial commitment fee	529,000					600,000
Minimum liquidity threshold | $		$ 10,000,000
$125 million senior secured facilities agreement | Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Facility fee payable, transaction costs	115,000					130,000
Facility fee payable, initial commitment fee	11,000					12,000
Facility fee payable, upfront fee	132,000					150,000
$120 million senior secured term loan | Term loan
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount of borrowing capacity	€ 106,000,000					120,000,000
Commitment fee	0.50%	0.50%
Line of credit facility, outstanding amount				93,000,000	$ 105,000,000
Principal payment quarterly | $		$ 3,000,000
Financial liabilities at amortised cost				€ 89,000,000	$ 99,000,000
$5 million senior secured revolving credit facility | Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount of borrowing capacity	€ 4,000,000					$ 5,000,000
Commitment fee	0.75%	0.75%
LIBOR | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	8.00%					8.00%
Base Rate | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	7.00%					7.00%
Debt Covenant Period One | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, fixed charge coverage ratio	1.1					1.1
Debt Covenant Period Two | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, fixed charge coverage ratio	1.25					1.25
Debt Covenant Period Three | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, fixed charge coverage ratio	1.4					1.4
Debt Covenant Period Four | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, leverage ratio	3					3
Debt Covenant Period Five | $125 million senior secured facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, leverage ratio	1.25					1.25